Consolidated Balance Sheets - USD ($) $ in Thousands		May 31, 2026	May 31, 2025
Current assets:
Cash and cash equivalents		$ 1,964	$ 2,727
Accounts receivable, net		1,978	1,624
Inventories		246	268
Deposits, prepayments and other receivables		637	132
Total current assets		4,825	4,751
Non-current assets:
Property and equipment, net		449	703
Right-of-use asset		1,016	1,041
Total non-current assets		1,465	1,744
TOTAL ASSETS		6,290	6,495
Current liabilities:
Accounts payable and accrued liabilities		1,257	1,173
Amounts due to related parties	[1]	4	3
Bank borrowings			236
Lease liabilities		63	73
Income tax payable		105	9
Total current liabilities		1,429	1,494
Long-term liability
Lease liabilities		1,019	1,041
Total long-term liability		1,019	1,041
TOTAL LIABILITIES		2,448	2,535
Shareholders’ equity
Ordinary Shares, par value US$0.001, 500,000,000 Ordinary Shares authorized, 9,893,750 Ordinary Shares issued and 9,514,532 outstanding as of May 31, 2026; 9,627,236 outstanding as of May 31, 2025		10	10
Additional paid-in capital		8,200	8,200
Treasury shares, at cost: 379,218 and 266,515, respectively		(803)	(571)
Capital reserves		2	2
Accumulated deficit		(3,507)	(3,627)
Accumulated other comprehensive loss		(60)	(54)
Total shareholders’ equity		3,842	3,960
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 6,290	$ 6,495

[1]	The amounts are unsecured, interest-free and payable on demand.